Schedule of Investments (unaudited)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 95.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	455,714	$49,928,026

Total Investment Companies
(Cost: $52,727,364)		49,928,026

Short-Term Securities

Money Market Funds — 45.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(a)(c)(d)	23,957,050	23,966,633
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(c)	40,000	40,000

Total Short-Term Securities — 45.9%
(Cost: $24,006,247)		24,006,633

Total Investments in Securities — 141.3%
(Cost: $76,733,611)		73,934,659

Liabilities in Excess of Other Assets — (41.3)%		(21,612,805)

Net Assets — 100.0%		$52,321,854

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,550,288	$3,413,931	(a)	$—		$2,152	$262	$23,966,633	23,957,050	$91,250	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	630,000	—		(590,000	)(a)	—	—	40,000	40,000	12,188		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	43,280,861	10,046,566		(8,082,921)		(1,733,117)	6,416,637	49,928,026	455,714	1,466,079		—
						$(1,730,965)	$6,416,899	$73,934,659		$1,569,517		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
		1-Day SOFR,
3.27%	Annual	5.38%	Annual	N/A	03/15/30	USD	100	$1,815	$1	$1,814
		1-Day SOFR,
3.14%	Annual	5.38%	Annual	N/A	05/05/30	USD	170	4,314	2	4,312
		1-Day SOFR,
4.26%	Annual	5.38%	Annual	N/A	11/14/30	USD	400	(14,346)	5	(14,351)

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
		1-Day SOFR,
3.75%	Annual	5.38%	Annual	N/A	03/12/31	USD	100	$(764)	$2	$(766)
		1-Day SOFR,
4.25%	Annual	5.38%	Annual	N/A	05/06/31	USD	200	(7,578)	3	(7,581)
		1-Day SOFR,
3.25%	Annual	5.38%	Annual	N/A	12/06/32	USD	200	5,357	3	5,354
		1-Day SOFR,
3.23%	Annual	5.38%	Annual	N/A	12/06/37	USD	100	4,661	2	4,659
		1-Day SOFR,
4.20%	Annual	5.38%	Annual	N/A	05/06/39	USD	120	(6,964)	2	(6,966)
		1-Day SOFR,
3.71%	Annual	5.38%	Annual	N/A	08/04/43	USD	100	(264)	3	(267)
		1-Day SOFR,
3.17%	Annual	5.38%	Annual	N/A	01/09/48	USD	200	14,968	7	14,961
		1-Day SOFR,
2.98%	Annual	5.38%	Annual	N/A	03/15/48	USD	100	10,260	3	10,257
		1-Day SOFR,
3.07%	Annual	5.38%	Annual	N/A	05/05/48	USD	100	8,822	3	8,819
		1-Day SOFR,
3.61%	Annual	5.38%	Annual	N/A	03/12/49	USD	150	426	5	421
		1-Day SOFR,
3.15%	Annual	5.38%	Annual	N/A	11/23/52	USD	100	7,455	4	7,451
		1-Day SOFR,
2.93%	Annual	5.38%	Annual	N/A	12/06/52	USD	200	22,606	7	22,599
		1-Day SOFR,
2.99%	Annual	5.38%	Annual	N/A	05/05/53	USD	100	10,097	3	10,094
								$60,865	$55	$60,810

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date		(000)	Value	(Received)	(Depreciation)
		U.S. CPI Urban
		Consumers
2.74%	At Termination	NSA	At Termination	11/17/24	USD	230	$1,336	$2	$1,334
		U.S. CPI Urban
		Consumers
2.50%	At Termination	NSA	At Termination	12/30/24	USD	203	1,072	(2)	1,074
		U.S. CPI Urban
		Consumers
1.98%	At Termination	NSA	At Termination	01/03/25	USD	160	458	1	457
		U.S. CPI Urban
		Consumers
2.54%	At Termination	NSA	At Termination	02/10/25	USD	60	300	—	300
		U.S. CPI Urban
		Consumers
2.48%	At Termination	NSA	At Termination	04/06/25	USD	66	258	1	257
		U.S. CPI Urban
		Consumers
2.48%	At Termination	NSA	At Termination	05/22/25	USD	207	(1,120)	1	(1,121)
		U.S. CPI Urban
		Consumers
2.74%	At Termination	NSA	At Termination	09/15/26	USD	1,600	92,992	21	92,971

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2024

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date		(000)	Value	(Received)	(Depreciation)
		U.S. CPI Urban
		Consumers
2.92%	At Termination	NSA	At Termination	10/21/26	USD	3,000	$139,369	$40	$139,329
		U.S. CPI Urban
		Consumers
2.46%	At Termination	NSA	At Termination	01/05/28	USD	1,532	10,366	20	10,346
		U.S. CPI Urban
		Consumers
2.45%	At Termination	NSA	At Termination	02/08/28	USD	965	7,692	13	7,679
		U.S. CPI Urban
		Consumers
2.59%	At Termination	NSA	At Termination	02/22/28	USD	360	871	5	866
		U.S. CPI Urban
		Consumers
2.71%	At Termination	NSA	At Termination	02/24/28	USD	250	(714)	3	(717)
		U.S. CPI Urban
		Consumers
2.58%	At Termination	NSA	At Termination	03/31/28	USD	80	(36)	1	(37)
		U.S. CPI Urban
		Consumers
2.56%	At Termination	NSA	At Termination	04/05/28	USD	125	(22)	1	(23)
		U.S. CPI Urban
		Consumers
2.50%	At Termination	NSA	At Termination	04/06/28	USD	700	2,075	9	2,066
		U.S. CPI Urban
		Consumers
2.41%	At Termination	NSA	At Termination	05/05/28	USD	1,600	10,219	21	10,198
		U.S. CPI Urban
		Consumers
2.39%	At Termination	NSA	At Termination	05/17/28	USD	1,150	9,146	15	9,131
		U.S. CPI Urban
		Consumers
2.66%	At Termination	NSA	At Termination	10/01/28	USD	1,000	56,048	18	56,030
		U.S. CPI Urban
		Consumers
2.96%	At Termination	NSA	At Termination	10/26/28	USD	1,500	51,048	27	51,021
		U.S. CPI Urban
		Consumers
2.58%	At Termination	NSA	At Termination	10/30/28	USD	1,000	(6,014)	13	(6,027)
		U.S. CPI Urban
		Consumers
2.49%	At Termination	NSA	At Termination	03/27/29	USD	615	(1,062)	8	(1,070)
		U.S. CPI Urban
		Consumers
2.53%	At Termination	NSA	At Termination	04/05/29	USD	600	(2,486)	(431)	(2,055)
		U.S. CPI Urban
		Consumers
2.61%	At Termination	NSA	At Termination	04/15/29	USD	133	(1,094)	(64)	(1,030)
		U.S. CPI Urban
		Consumers
2.59%	At Termination	NSA	At Termination	04/29/29	USD	200	(1,708)	189	(1,897)
		U.S. CPI Urban
		Consumers
2.49%	At Termination	NSA	At Termination	05/17/29	USD	1,150	(5,430)	15	(5,445)
		U.S. CPI Urban
		Consumers
2.53%	At Termination	NSA	At Termination	05/22/29	USD	1,485	(10,475)	19	(10,494)

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2024

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date		(000)	Value	(Received)	(Depreciation)
		U.S. CPI Urban
		Consumers
2.49%	At Termination	NSA	At Termination	06/11/29	USD	108	$(625)	$78	$(703)
		U.S. CPI Urban
		Consumers
1.89%	At Termination	NSA	At Termination	08/20/30	USD	360	58,967	7,110	51,857
		U.S. CPI Urban
		Consumers
1.90%	At Termination	NSA	At Termination	08/20/30	USD	420	68,504	9	68,495
		U.S. CPI Urban
		Consumers
2.24%	At Termination	NSA	At Termination	01/12/31	USD	2,000	241,503	47	241,456
		U.S. CPI Urban
		Consumers
2.40%	At Termination	NSA	At Termination	02/09/31	USD	1,440	150,107	33	150,074
		U.S. CPI Urban
		Consumers
2.47%	At Termination	NSA	At Termination	04/07/31	USD	2,000	190,800	47	190,753
		U.S. CPI Urban
		Consumers
2.67%	At Termination	NSA	At Termination	05/19/31	USD	580	41,511	14	41,497
		U.S. CPI Urban
		Consumers
2.57%	At Termination	NSA	At Termination	06/02/31	USD	3,000	242,277	2,870	239,407
		U.S. CPI Urban
		Consumers
2.60%	At Termination	NSA	At Termination	09/30/31	USD	15	822	—	822
		U.S. CPI Urban
		Consumers
2.43%	At Termination	NSA	At Termination	12/19/32	USD	110	1,286	2	1,284
		U.S. CPI Urban
		Consumers
2.50%	At Termination	NSA	At Termination	01/05/33	USD	45	187	1	186
		U.S. CPI Urban
		Consumers
2.47%	At Termination	NSA	At Termination	02/07/33	USD	98	714	2	712
		U.S. CPI Urban
		Consumers
2.54%	At Termination	NSA	At Termination	04/13/33	USD	135	(141)	200	(341)
		U.S. CPI Urban
		Consumers
2.58%	At Termination	NSA	At Termination	07/14/33	USD	90	(510)	2	(512)
		U.S. CPI Urban
		Consumers
2.41%	At Termination	NSA	At Termination	01/03/34	USD	76	457	2	455
		U.S. CPI Urban
		Consumers
2.45%	At Termination	NSA	At Termination	01/09/34	USD	250	611	6	605
		U.S. CPI Urban
		Consumers
2.50%	At Termination	NSA	At Termination	01/18/34	USD	450	(816)	10	(826)
		U.S. CPI Urban
		Consumers
2.49%	At Termination	NSA	At Termination	01/30/34	USD	160	(146)	4	(150)
		U.S. CPI Urban
		Consumers
2.51%	At Termination	NSA	At Termination	02/26/34	USD	240	(508)	5	(513)

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2024

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date		(000)	Value	(Received)	(Depreciation)
		U.S. CPI Urban
		Consumers
2.49%	At Termination	NSA	At Termination	03/12/34	USD	266	$(7)	$57	$(64)
		U.S. CPI Urban
		Consumers
2.50%	At Termination	NSA	At Termination	03/15/34	USD	76	(86)	2	(88)
		U.S. CPI Urban
		Consumers
2.51%	At Termination	NSA	At Termination	03/19/34	USD	23	(66)	—	(66)
		U.S. CPI Urban
		Consumers
2.54%	At Termination	NSA	At Termination	03/27/34	USD	550	(3,315)	13	(3,328)
		U.S. CPI Urban
		Consumers
2.58%	At Termination	NSA	At Termination	04/05/34	USD	273	(2,570)	(278)	(2,292)
		U.S. CPI Urban
		Consumers
2.64%	At Termination	NSA	At Termination	04/15/34	USD	200	(3,003)	(92)	(2,911)
		U.S. CPI Urban
		Consumers
2.61%	At Termination	NSA	At Termination	04/29/34	USD	220	(3,069)	513	(3,582)
		U.S. CPI Urban
		Consumers
2.55%	At Termination	NSA	At Termination	05/17/34	USD	800	(7,559)	18	(7,577)
		U.S. CPI Urban
		Consumers
2.58%	At Termination	NSA	At Termination	05/22/34	USD	610	(7,270)	14	(7,284)
		U.S. CPI Urban
		Consumers
2.54%	At Termination	NSA	At Termination	06/11/34	USD	280	(2,577)	505	(3,082)
		U.S. CPI Urban
		Consumers
2.61%	At Termination	NSA	At Termination	01/07/37	USD	3,050	110,879	88	110,791
		U.S. CPI Urban
		Consumers
2.50%	At Termination	NSA	At Termination	01/25/37	USD	560	27,199	16	27,183
		U.S. CPI Urban
		Consumers
2.55%	At Termination	NSA	At Termination	05/17/39	USD	166	(1,666)	5	(1,671)
		U.S. CPI Urban
		Consumers
2.58%	At Termination	NSA	At Termination	05/22/39	USD	130	(1,705)	4	(1,709)
		U.S. CPI Urban
		Consumers
2.55%	At Termination	NSA	At Termination	06/11/39	USD	195	(1,941)	405	(2,346)
		U.S. CPI Urban
		Consumers
2.40%	At Termination	NSA	At Termination	06/29/41	USD	500	44,444	19	44,425
		U.S. CPI Urban
		Consumers
2.45%	At Termination	NSA	At Termination	06/29/41	USD	1,000	81,457	38	81,419
		U.S. CPI Urban
		Consumers
2.38%	At Termination	NSA	At Termination	07/16/41	USD	300	26,732	4	26,728
		U.S. CPI Urban
		Consumers
2.58%	At Termination	NSA	At Termination	01/05/42	USD	1,335	42,856	51	42,805

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2024

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date		(000)	Value	(Received)	(Depreciation)
		U.S. CPI Urban
		Consumers
2.33%	At Termination	NSA	At Termination	12/19/42	USD	200	$6,089	$7	$6,082
		U.S. CPI Urban
		Consumers
2.50%	At Termination	NSA	At Termination	11/29/43	USD	15	(90)	1	(91)
		U.S. CPI Urban
		Consumers
2.46%	At Termination	NSA	At Termination	03/12/44	USD	40	84	93	(9)
		U.S. CPI Urban
		Consumers
2.47%	At Termination	NSA	At Termination	03/15/44	USD	45	(37)	2	(39)
		U.S. CPI Urban
		Consumers
2.48%	At Termination	NSA	At Termination	03/19/44	USD	63	(132)	3	(135)
		U.S. CPI Urban
		Consumers
2.51%	At Termination	NSA	At Termination	03/27/44	USD	134	(841)	6	(847)
		U.S. CPI Urban
		Consumers
2.54%	At Termination	NSA	At Termination	04/05/44	USD	100	(1,211)	4	(1,215)
		U.S. CPI Urban
		Consumers
2.54%	At Termination	NSA	At Termination	04/05/44	USD	74	(898)	(132)	(766)
		U.S. CPI Urban
		Consumers
2.58%	At Termination	NSA	At Termination	04/15/44	USD	77	(1,486)	(17)	(1,469)
		U.S. CPI Urban
		Consumers
2.53%	At Termination	NSA	At Termination	05/17/44	USD	215	(2,787)	8	(2,795)
		U.S. CPI Urban
		Consumers
2.55%	At Termination	NSA	At Termination	05/22/44	USD	354	(5,749)	14	(5,763)
		U.S. CPI Urban
		Consumers
2.55%	At Termination	NSA	At Termination	05/31/44	USD	63	(1,018)	381	(1,399)
		U.S. CPI Urban
		Consumers
2.50%	At Termination	NSA	At Termination	12/06/46	USD	100	4,330	5	4,325
		U.S. CPI Urban
		Consumers
2.47%	At Termination	NSA	At Termination	12/09/46	USD	1,000	49,363	44	49,319
		U.S. CPI Urban
		Consumers
2.53%	At Termination	NSA	At Termination	05/22/49	USD	65	(1,275)	3	(1,278)
		U.S. CPI Urban
		Consumers
2.52%	At Termination	NSA	At Termination	05/31/49	USD	108	(2,090)	807	(2,897)
		U.S. CPI Urban
		Consumers
1.83%	At Termination	NSA	At Termination	10/18/49	USD	418	86,921	(11,789)	98,710
		U.S. CPI Urban
		Consumers
1.94%	At Termination	NSA	At Termination	08/20/50	USD	10	1,984	1	1,983
		U.S. CPI Urban
		Consumers
1.95%	At Termination	NSA	At Termination	08/20/50	USD	600	117,766	16,729	101,037

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2024

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date		(000)	Value	(Received)	(Depreciation)
		U.S. CPI Urban
		Consumers
2.23%	At Termination	NSA	At Termination	01/06/51	USD	300	$38,377	$15	$38,362
		U.S. CPI Urban
		Consumers
2.41%	At Termination	NSA	At Termination	07/30/51	USD	1,000	72,376	49	72,327
		U.S. CPI Urban
		Consumers
2.42%	At Termination	NSA	At Termination	08/02/51	USD	459	31,728	23	31,705
		U.S. CPI Urban
		Consumers
2.37%	At Termination	NSA	At Termination	02/08/53	USD	99	2,210	5	2,205
		U.S. CPI Urban
		Consumers
2.35%	At Termination	NSA	At Termination	04/06/53	USD	50	1,237	3	1,234
		U.S. CPI Urban
		Consumers
2.39%	At Termination	NSA	At Termination	01/03/54	USD	90	1,091	4	1,087
		U.S. CPI Urban
		Consumers
2.52%	At Termination	NSA	At Termination	01/30/54	USD	19	(297)	1	(298)
		U.S. CPI Urban
		Consumers
2.44%	At Termination	NSA	At Termination	03/12/54	USD	60	34	215	(181)
		U.S. CPI Urban
		Consumers
2.45%	At Termination	NSA	At Termination	03/15/54	USD	33	(55)	1	(56)
		U.S. CPI Urban
		Consumers
2.47%	At Termination	NSA	At Termination	03/19/54	USD	44	(215)	2	(217)
		U.S. CPI Urban
		Consumers
2.48%	At Termination	NSA	At Termination	03/27/54	USD	72	(584)	4	(588)
		U.S. CPI Urban
		Consumers
2.52%	At Termination	NSA	At Termination	04/05/54	USD	110	(1,939)	(355)	(1,584)
		U.S. CPI Urban
		Consumers
2.52%	At Termination	NSA	At Termination	05/17/54	USD	200	(3,828)	10	(3,838)
		U.S. CPI Urban
		Consumers
2.54%	At Termination	NSA	At Termination	05/22/54	USD	233	(5,370)	12	(5,382)
							$2,030,510	$17,929	$2,012,581

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$49,928,026	$—	$—	$49,928,026
Short-Term Securities
Money Market Funds	24,006,633	—	—	24,006,633
	$73,934,659	$—	$—	$73,934,659
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$2,112,389	$—	$2,112,389
Interest Rate Contracts	—	90,741	—	90,741
Liabilities
Inflation Linked Contracts	—	(99,808)	—	(99,808)
Interest Rate Contracts	—	(29,931)	—	(29,931)
	$—	$2,073,391	$—	$2,073,391

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate